Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
6.	LONG-TERM DEBT

Long-term debt consists of the following (in thousands):

	March 31, 2014	December 31, 2013
Short-term financing	$965	$2,641
Various notes payable	4,036	4,521

Total long-term debt	5,001	7,162
Less current portion of long-term debt and short-term financing	(2,574)	(4,404)

Long-term debt, net of current portion	$2,427	$2,758

(a) Short-Term Financing

Medical borrows funds from various financial institutions in France on a short-term basis. The funds are typically repaid within 90 days and are collateralized by certain assets of Medical, including accounts receivable. The weighted average interest rate for the short-term balances outstanding at March 31, 2014 and December 31, 2013 was 4.8%.

(b) Various Notes Payable

Médical has loan agreements with six different entities as of March 31, 2014 and December 31, 2013. The amounts of the outstanding loans vary from approximately $73,000 to $1.0 million at March 31, 2014 and $109,000 to $1.1 million at December 31, 2013, and bear interest at rates varying between 2.53% and 4.65% at March 31, 2014 and December 31, 2013. Maturity dates for these loans vary from 2014 to 2019, and the loans are secured by certain assets of Medical.

9.	LONG-TERM DEBT

Long-term debt consists of the following (in thousands):

	December 31,
	2013	2012
Short-term financing	$2,641	$1,772
Various notes payable	4,521	6,235
Loan facility	—	9,998
Convertible notes	—	22,500

Total long-term debt	7,162	40,505
Less current portion of long-term debt and short-term financing	(4,404)	(3,675)

Long-term debt	2,758	36,830
Less unamortized discounts	—	(6,504)

Long-term debt, net of discount and current portion	$2,758	$30,326

(a) Short-Term Financing

Medical borrows funds from various financial institutions in France on a short-term basis. The funds are typically repaid within 90 days and are collateralized by certain assets of Medical, including accounts receivable. The weighted average interest rate for the short-term balances outstanding at December 31, 2013 and 2012 was 4.8%.

(b) Various Notes Payable

Medical has loan agreements with six and seven different entities as of December 31, 2013 and December 31, 2012, respectively. The amounts of the outstanding loans vary from approximately $109,000 to $1.1 million at December 31, 2013, and from approximately $34,000 to $1.3 million at December 31, 2012, and bear interest at rates varying between 2.53% and 4.65% at December 31, 2013 and 2012. Maturity dates for these loans vary from 2014 to 2019, and the loans are secured by certain assets of Medical.

(c) Loan Facility

In 2007, the Company entered into a loan facility with a third party under which the Company could make maximum aggregate borrowings of up to $15.0 million, with an initial maturity date of January 31, 2011. A total of $5.0 million was initially drawn on the loan facility (Loan A) in January 2007 and an additional $1.5 million was subsequently drawn in July 2007. Loan A had a fixed interest rate of 12.0%, accruing through December 31, 2009. Prior to October 13, 2008, the date of the third amendment to the financing agreement, Loan A included “payment in kind” (PIK) interest of 3.0% in addition to a 9.0% fixed rate. Subsequent to the third amendment, the PIK interest was added to the outstanding principal amount of the loan and was payable at the earlier of maturity of the loan or repayment of the loan in full. As of January 29, 2010, and for the next 24 months, the loan was payable in 24 equal payments of principal, plus any remaining PIK interest. The lender received warrants exercisable for 153,397 shares of the Company’s common stock in connection with the initial draw (First Warrant) and the second draw (Second Warrant). All warrants related to this financing were immediately exercisable at $0.00675 per share. The First and Second Warrants were originally exercisable through January 31, 2014. The estimated fair value of the First and Second Warrants was $248,000 as determined using a Black Scholes valuation model, and was deemed equity classified.

In 2008, the Company entered into a third amendment to the loan facility. This amendment reduced the maximum aggregate borrowings to $12.5 million and advanced the Company an additional $6.0 million (Loan B). Loan B had an initial maturity date of September 28, 2012, bore interest at 12.5% and required interest only payments through December 31, 2009. Principal payments under Loan B commenced on January 29, 2010 with 25% of the outstanding principal payable in 12 equal monthly payments, plus accrued and unpaid interest, 35% payable over the following 12 months and 40% payable over the final 9 months. The debt was collateralized by all assets of the Company, including intellectual property, through a subordination agreement. The debt also contained certain financial covenant requirements. The Company issued a warrant to purchase 313,823 shares of common stock to the lender in connection with the issuance of Loan B (Third Warrant). The Third Warrant was immediately exercisable at $0.00675 per share through October 13, 2015. The estimated fair value of the Third Warrant was $625,000 as determined using a Black Scholes valuation model, and was deemed equity classified.

In May 2009, the Company entered into a fourth amendment to the loan facility. This amendment altered the covenant requirements with respect to foreign exchange considerations.

In November 2009, the Company entered into a fifth amendment to the loan facility. The amendment combined Loans A and B (Modified Loans) and set a new maturity date of July 31, 2012. The amendment deferred principal repayment until January 1, 2011. A $3.0 million payment of outstanding advances on the Modified Loans was required prior to the date of amendment. The lender received an additional warrant exercisable for 24,074 shares of the Company’s common stock in connection with the November 23, 2009 amendment (Fourth Warrant). The Fourth Warrant was immediately exercisable at $0.00675 per share through November 23, 2016. The estimated fair value of the Fourth Warrant was $633,000 as determined using a Black Scholes valuation model, and was deemed equity classified.

In February 2011, the Company amended the loan facility to revise the terms of the Modified Loans and to obtain an additional loan of $3.2 million (Loan C). The Modified Loans and Loan C had interest rates of 13.5% and 12.5%, respectively. Interest payments are due monthly commencing February 28, 2011. Principal payments were due monthly commencing January 31, 2013. The amended loan facility was originally schedule to mature on December 31, 2014.

In connection with Loan C, the Company modified the First, Second, Third and Fourth Warrants (collectively, the Old Warrants) and issued new warrants to the lender exercisable for a total of 604,002 shares of the Company’s common stock (2011 Warrants). The 2011 Warrants are immediately exercisable at $0.00675 per share through February 11, 2018. The 2011 Warrants contained an anti dilution provision whereby the number of shares issuable upon exercise would be increased by a number equal to 3.5% of equity securities that may be issued in one or more transactions occurring from February 11, 2011 until the Company has raised $10.0 million in gross proceeds from such transactions, excluding any shares that may have been issued or sold in connection with an acquisition or an initial public offering of the Company’s common stock. The Company recorded a liability for the estimated fair value of the 2011 Warrants on the date of issue of $1.9 million. In connection with the warrant modification, the Company reduced additional paid in capital by $1.5 million, representing the estimated fair value of the Old Warrants at the modification date, and recorded an additional debt discount of $350,000. As of December 31, 2012, the fair value of the warrant liability was $4.2 million.

Upon the conversion of the Promissory Notes discussed below in October 2013, the anti-dilution provision of the 2011 Warrants resulted in the number of shares subject to the warrant increasing by 46,667.

In April 2012, the Company entered into an amendment agreement to its existing loan facility which required an immediate principal payment of $3.0 million and delayed the remaining monthly principal payments from commencing January 31, 2013 to January 31, 2014.

As of December 31, 2012, the Company had an outstanding principal balance on the Loan Facility of approximately $10.0 million and unamortized discounts of $252,000. The company was in compliance with all covenants as of December 31, 2012.

In October 2013, in connection with the Company’s IPO, the Loan Facility was repaid in full, resulting in zero balances for the outstanding principal balance and unamortized discount as of December 31, 2013. In December 2013, the 2011 Warrants were exercised for 650,669 shares of the Company’s common stock at a total exercise price of $4,392.

(d) Convertible Notes

In May 2012, the Company issued Subordinated Secured Convertible Promissory Notes (Promissory Notes) with an original face amount of $22.5 million in exchange for $15.0 million, resulting in a debt discount of $7.5 million. The Promissory Notes included an original interest rate of 6% per year with the face amount and accrued interest due and payable upon the earliest of April 25, 2016 or an initial public offering with aggregate gross proceeds to the Company of at least $50.0 million. The resulting $7.5 million discount on the Promissory Notes was originally scheduled to be accreted over the term of the debt until April 25, 2016, which when coupled with the stated interest rate on the notes, yielded an effective rate of approximately 18%. Upon the consummation of a change of control or initial public offering, the holders of the Promissory Notes originally had an option to elect to convert some or all of the Promissory Notes into shares of the Company’s common stock equal to the original principal amount of $15.0 million and accrued interest divided by (i) the price per share of the common stock in a public offering or received in a change of control times (ii) a 50% discount. Upon the Company’s IPO, and election by certain note-holders to convert their Promissory Notes into 1,929,309 shares of common stock, the Company recorded $7.4 million in additional interest expense related to this beneficial conversion feature. One note-holder elected to receive $2.8 million in cash instead of exercising the conversion feature embedded in the Promissory Notes. As of December 31, 2013, all Promissory Notes have been converted or repaid, resulting in a zero balance.

As of December 31, 2012, the Company had an outstanding principal balance on the Promissory Notes totaling $22.5 million, unamortized discounts of $6.3 million and accrued interest of $904,000, which is included in other long-term liabilities on the consolidated balance sheets. The Company was in compliance with all covenants as of December 31, 2012.

(e) Future Minimum Principal Payments

Future minimum principal payments of long-term debt by year as of December 31, 2013 are as follows (in thousands):

2014	$4,404
2015	1,145
2016	758
2017	538
2018	220
Thereafter	97

$7,162